SHORT-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2011
SHORT-TERM INVESTMENTS.
SHORT-TERM INVESTMENTS

8.                                      SHORT-TERM INVESTMENTS

As of December 31, 2010 and 2011, the Company held following short-term investments:

	As of December 31, 2010			As of ended December 31, 2011
		Gross			Gross
		unrealized	Carrying		unrealized	Carrying
	Cost	gains	amount	Cost	loss	amount

Available-for-sale:
Equity securities	$21,506	$40,812	$62,318	$—	$—	$—
Corporate bond	—	—	—	54,272	(879)	53,393

Total	$21,506	$40,812	$62,318	$54,272	$(879)	$53,393

The following table provides additional information on the realized gains and losses of the Company as of December 31, 2010 and 2011, respectively.  For the purposes of determining gross realized gains, the cost of securities sold is based on specific identification.

	Year ended December 31, 2009			Year ended December 31, 2010			Year ended December 31, 2011
	Proceeds	Costs	Gains	Proceeds	Costs	Gains	Proceeds	Costs	Gains

Available-for-sale:
Equity securities	$5,916	$5,161	$755	$1,590	$1,590	$—	$72,390	$21,506	$50,884
Corporate bond	—	—	—	—	—	—	14,101	14,074	27

Total	$5,916	$5,161	$755	$1,590	$1,590	$—	$86,491	$35,580	$50,911

Equity securities

In 2009, the Company purchased stocks and options of two US listed companies (“the investees”).  The investees’ stocks are classified as available-for-sale securities. The Company purchased additional stocks in these two investees in 2009 with costs of $17,294.  In 2009, the Company sold equity securities of one of the investees, and recognized $755 realized gain on marketable securities in the statement of operations.  There is no purchase or sales of equity securities in 2010.

In 2011, the Company sold all remaining equity securities with the cost of $21,506 of the other investee, and recognized $50,884 realized gain on marketable securities in the statement of operations.

Auction market securities

Short-term investments also included investments in auction market securities.  The securities were with long-term stated maturities, however, were treated by the Group as short-term investments as the investments could be sold in the auction process typically every 7 days.  When an auction fails, the Group would have to hold the investment until a buyer is found either in the secondary market or through next auction.  However, such failure occurred only once during the two years period ended December 31, 2009.  The interest is reset as result of each auction process and is paid at the end of each auction period.  The auction market did not carry underlying collateral.  The Group classified the investments in the auction rate securities as available for sale and determined that the fair value of the securities approximate to their costs due to the short auction period.  In January 2010, the Company sold the auction market securities at $1,590, and no gain or loss was recognized in the statement of operations as a result of the sale. The Company recognized interest income $58 for the years ended December 31, 2009.There is no such investment as of December 31, 2010 and 2011.

Corporate bond

In 2011, the Company purchased corporate bond at a total cost of $68,346 from a bank. The corporate bond is classified as available-for-sale securities.  Subsequently, the Company sold $14,074 such corporate bond and received a proceed of $14,101. The Company recognized a realized gain of $27 in the statement of operations related to the sale. The carrying amount of the corporate bond was $53,393 as of December 31, 2011.